Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions [Text Block]
5. EXEMPT PARTY-IN-INTEREST TRANSACTIONS

At both December 31, 2025 and 2024, the Plan held approximately 25,600 and 25,000 shares, respectively, of M/I Homes Company Stock Fund, a fund that invests solely in the common shares of M/I Homes, Inc. During the year ended December 31, 2025, the Plan did not record any dividend income relating to the M/I Homes Company Stock Fund.